Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings
Borrowings

22Borrowings

	2023	2024
	RMB’000	RMB’000
Non‑current
Bank borrowings
- secured	15,610	—

Other borrowings
- secured	15,800	13,723
	31,410	13,723
Current
Bank borrowings
- secured	42,196	61,781

Other borrowings
- secured	31,737	10,434
	73,933	72,215
	105,343	85,938

The carrying amounts of borrowings approximate their fair values and are denominated in RMB. The effective interest rates on the borrowings from banks was 5.11% as at 31 December 2024.

Bank borrowings are secured by the following:

(i)	property, plant and equipment and investment properties of the Group (Note 12 and Note 14);
(ii)	personal properties provided by Dr. Zhou Pengwu and Ms. Ding Wenting (Note 33(d));
(iii)	personal guarantee provided by Dr. Zhou Pengwu, Dr. Zhou Yitao and Ms. Ding Wenting, Mr Zhou Xichun (Note 33(d)); and
(iv)	corporate guarantee provided by a related company controlled by Dr. Zhou Pengwu (Note 33(d)).
(v)	personal guarantee provided by Ms. Wu Binhua (Note 33(d)).

Other borrowings are secured by the following:

(i)	property, plant and equipment of the Group (Note 12).